Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
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Components of Income Tax Expense (Recovery) Recognized
The following table presents
i
ncome tax expense (recovery) recognized in the Consolidated Statements of Income.

For the years ended December 31,	2021	2020
Current tax
Current year	$1,389	$998
Adjustments related to prior years	(49)	(83)
Total current tax	1,340	915
Deferred tax
Change related to temporary differences	(108)	253
Effects of changes in tax rates	(19)	27
Total deferred tax	(127)	280
Income tax expense	$1,213	$1,195
The following table discloses income tax expense (recovery) recognized directly in equity.

For the years ended December 31,	2021	2020
Recognized in other comprehensive income
Current income tax expense (recovery)	$(3)	$(92)
Deferred income tax expense (recovery)	(61)	87
Total recognized in other comprehensive income	$(64)	$(5)
Recognized in equity, other than other comprehensive income
Current income tax expense (recovery)	$5	$25
Deferred income tax expense (recovery)	(15)	(25)
Total income tax recognized directly in equity	$(10)	$–

Summary of Reconciliation of Income Tax Expense
The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 26.50 per cent for the year ended December 31, 2021 (2020 – 26.50 per cent) for the items outlined in the following table.

For the years ended December 31,	2021	2020
Income before income taxes	$8,125	$6,770
Income tax expense at Canadian statutory tax rate	$2,153	$1,794
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(261)	(171)
Differences in tax rate on income not subject to tax in Canada	(917)	(528)
Adjustments to taxes related to prior years	(47)	(96)
Tax losses and temporary differences not recognized as deferred taxes	53	–
Tax rate change	(19)	27
Other differences	251	169
Income tax expense	$1,213	$1,195

Summary of Deferred Tax Assets and Liabilities
The following table presents the Company’s deferred tax assets and liabilities reflected on the Consolidated Statement of Financial Position.

As at December 31 ,	2021	2020
Deferred tax assets	$5,254	$4,842
Deferred tax liabilities	(2,769)	(2,614)
Net deferred tax assets (liabilities)	$2,485	$2,228

Components of Deferred Tax Assets and Liabilties
The following table presents movement of deferred tax assets and liabilities.

As at December 31, 2021	Balance, January 1, 2021	Disposals	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2021
Loss carryforwards	$ 497	$(10)	$22	$–	$–	$8	$517
Actuarial liabilities	9,372	–	(666)	–	–	(3)	8,703
Pensions and post-employment benefits	215	–	7	(61)	–	–	161
Tax credits	34	–	11	1	–	–	46
Accrued interest	1	–	–	–	–	–	1
Real estate	(1,033)	–	(145)	–	–	7	(1,171)
Securities and other investments	(5,950)	–	643	119	–	49	(5,139)
Sale of investments	(56)	–	16	–	–	–	(40)
Goodwill and intangible assets	(849)	–	29	–	–	16	(804)
Other	(3)	1	210	2	15	(14)	211
Total	$ 2,228	$(9)	$127	$61	$15	$63	$2,485

As at December 31, 2020	Balance, January 1, 2020	Disposals	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2020
Loss carryforwards	$705	$–	$(210)	$–	$–	$2	$497
Actuarial liabilities	8,443	–	1,063	–	–	(134)	9,372
Pensions and post-employment benefits	226	–	–	(10)	–	(1)	215
Tax credits	32	–	2	–	–	–	34
Accrued interest	1	–	–	–	–	–	1
Real estate	(1,046)	–	5	(2)	1	9	(1,033)
Securities and other investments	(4,704)	–	(1,254)	(59)	2	65	(5,950)
Sale of investments	(69)	–	13	–	–	–	(56)
Goodwill and intangible assets	(876)	–	24	–	–	3	(849)
Other	(110)	–	77	(16)	22	24	(3)
Total	$2,602	$–	$(280)	$ (87)	$25	$(32)	$2,228